UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________

☑	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2013 to September 30, 2013

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

Date of Report (Date of earliest event reported):
November 13, 2013 (July 1, 2013)

CIT Financial USA, Inc.

(Exact name of securitizer as specified in its charter)

025-00498	0001474134
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John P. Sirico, II, Assistant General Counsel, (973) 740-5000
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

CIT Financial USA, Inc. (“CFUSA”), as securitizer, is filing this form ABS-15G pursuant to Rule 15Ga-1 (17 CFR §240.15Ga-1) under the Securities Exchange Act of 1934, as amended, in respect of all asset-backed securities sponsored by it and outstanding during the quarterly reporting period ended September 30, 2013 in the commercial equipment lease and loan asset class.

For the period:

July 1, 2013 through September 30, 2013

Name of Issuing Entity	Check if Registered	CIK #	Name of Originator	Total Assets in ABS by Originator			Assets that were subject to Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	of (a) Entity	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)

CIT Equipment Collateral 2012-VT1			CIT Communications Finance Corporation	8,216	$143,519,880.00	18.3%	2	$280,184.19	0.104%	2	280,184.19	0.104%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%
			CIT Technology Financing Services, Inc.	50,959	$640,999,658.00	81.7%	33	$254,540.08	0.095%	33	254,540.08	0.095%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%	0	$0.00	0.000%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CIT FINANCIAL USA, INC.
(Securitizer)

By:	/s/ Usama F. Ashraf
	Name:	Usama F. Ashraf
	Title:	Senior Vice President – Corporate Treasury & Treasurer

Date: November 13, 2013